Average Annual Total Returns - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund	Mar. 01, 2023
Fidelity New Markets Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.04%)
Past 5 years	(2.26%)
Past 10 years	0.99%
Fidelity New Markets Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.75%)
Past 5 years	(4.05%)
Past 10 years	(1.20%)
Fidelity New Markets Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.90%)
Past 5 years	(2.34%)
Past 10 years	(0.12%)
JP075
Average Annual Return:
Past 1 year	(17.78%)
Past 5 years	(1.31%)
Past 10 years	1.59%
IXVZ0
Average Annual Return:
Past 1 year	(16.19%)
Past 5 years	(0.94%)
Past 10 years	1.38%
JP045
Average Annual Return:
Past 1 year	(16.45%)
Past 5 years	(1.00%)
Past 10 years	1.35%